GENERAL - Narrative (Details)			1 Months Ended		12 Months Ended
	Feb. 17, 2017 USD ($)	Jul. 25, 2016	Mar. 31, 2017 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2016 USD ($) vessel carrier newbuild	Oct. 31, 2016 USD ($)	Sep. 30, 2016	Jul. 06, 2016 carrier	May 31, 2016 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Apr. 30, 2011
Ownership interests:
Minimum duration of long-term charter					5 years
Investments, ownership percentage					100.00%
Debt outstanding in respect of convertible bonds					$ 1,798,361,000						$ 1,878,061,000
Substantial Doubt about Going Concern, Expected Proceeds from Debt Instrument					150,000,000
Assumptions used in stress testing, revenue contributions from fleet					0
Fortuna Project [Member]
Ownership interests:
Joint Venture Agreement, Estimated Project Cost					2,000,000,000
Joint Venture Agreement, Estimated Project Cost Funded by Debt					1,200,000,000
OneLNG
Ownership interests:
Joint Venture Agreement, Additional Aggregate Funding Commitment					$ 250,000,000
Ownership percentage					51.00%
Golar Power
Ownership interests:
Joint Venture Agreement, Additional Aggregate Funding Commitment					$ 150,000,000
Golar Tundra | Golar Partners
Ownership interests:
Disposal Group, Including Discontinued Operation, Consideration									$ 330,000,000	$ 330,000,000
Minimum | Golar Power
Ownership interests:
Joint Venture Agreement, Additional Aggregate Funding Commitment						$ 20,000,000
Maximum | Golar Power
Ownership interests:
Joint Venture Agreement, Additional Aggregate Funding Commitment						$ 50,000,000
Subsequent Event
Ownership interests:
Substantial Doubt about Going Concern, Expected Proceeds from Debt Instrument			$ 150,000,000
Refinancing of vessels, potential release to liquidity			9,200,000
Subsequent Event | Convertible Bonds
Ownership interests:
Proceeds from Convertible Debt	$ 360,200,000
Subsequent Event | Financial Guarantee | Golar Crystal Facility
Ownership interests:
Decrease in Restricted Cash			$ 6,800,000
Convertible Debt | Convertible Bonds
Ownership interests:
Debt outstanding in respect of convertible bonds					218,851,000						$ 243,369,000
Proceeds from Convertible Debt				$ 250,000,000
Ophir [Member] | Fortuna Project [Member]
Ownership interests:
Joint Venture Agreement, Initial Investment Commitment					$ 150,000,000
Golar Partners
Ownership interests:
Percentage ownership in subsidiary												65.40%
Investments, ownership percentage					33.90%						30.70%
OneLNG | Fortuna Project [Member]
Ownership interests:
Joint Venture Agreement, Initial Investment Commitment					$ 650,000,000
Shareholders Agreement, Aggregate New Equity Funding					$ 500,000,000
Golar Partners
Ownership interests:
Cost method investments, percentage of general partner interest					2.00%
Golar Power
Ownership interests:
Ownership percentage					50.00%						0.00%
Golar Partners
Ownership interests:
Investments, ownership percentage					33.90%						30.70%
Ownership percentage					33.90%						30.70%
OneLNG
Ownership interests:
Ownership percentage after transaction		51.00%
Ownership percentage					51.00%						0.00%
Sergipe [Member] | Golar Power
Ownership interests:
Ownership percentage							25.00%
CELSE | Golar Power
Ownership interests:
Ownership percentage						50.00%
Vessels and equipment
Ownership interests:
Number of carriers owned and operated | vessel					13						15
LNG carrier | Golar Power
Ownership interests:
Number of carriers operated by other | carrier								2
LNG carrier | Golar Partners
Ownership interests:
Number of carriers operated by other | carrier					9
LNG carrier | Vessels and equipment
Ownership interests:
Number of carriers owned and operated | carrier					14
LNG carrier | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power [Member]
Ownership interests:
Number of carriers owned and operated | carrier					19
FSRU
Ownership interests:
Number of newbuild commitments contracted for construction | newbuild					1
FSRU | Vessels and equipment
Ownership interests:
Number of carriers owned and operated | carrier					1
FSRU | Vessels and equipment | Golar LNG Limited, Golar LNG Partners, and Golar Power [Member]
Ownership interests:
Number of carriers owned and operated | carrier					7